9. RECOVERABLE TAXES (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
RecoverableTaxesLineItems [Line Items]
TOTAL CURRENT	R$ 15,456	R$ 10,354	[1]	R$ 27,796
TOTAL NON-CURRENT	38,627	40,172	[1]	R$ 32,059
Recognized financial revenue	42
PIS/PasepTaxes and Cofins [member]
RecoverableTaxesLineItems [Line Items]
TOTAL CURRENT	1,725
TOTAL NON-CURRENT	3,180
Recognized operational revenue	1,428	R$ 1,965
Recognized financial revenue	1,550
Payable federal taxes	1,275
IRPJ and CSLL [member]
RecoverableTaxesLineItems [Line Items]
Addition amount	R$ 1,012

[1]	See note 2.8.